INTANGIBLE ASSETS - Accumulated Amortization (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Value, at the beginning of the year	$ 91,474
Value, at the end of the year	82,608	$ 91,474
Intangible assets other than goodwill
Intangible assets	82,608	91,474
Accumulated depreciation and amortization
Intangible assets
Value, at the beginning of the year	(9,005)	(1,566)
Amortization	(8,269)	(8,181)
Currency translation adjustments	(45)	(18)
Decreases	1,823	760
Value, at the end of the year	(15,496)	(9,005)
Intangible assets other than goodwill
Intangible assets	(15,496)	(9,005)
Accumulated depreciation and amortization | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	(1,950)	(111)
Amortization	(2,338)	(1,839)
Value, at the end of the year	(4,288)	(1,950)
Intangible assets other than goodwill
Intangible assets	(4,288)	(1,950)
Accumulated depreciation and amortization | Nucleo's licenses
Intangible assets
Value, at the beginning of the year	(113)
Amortization	(138)	(107)
Currency translation adjustments	(28)	(6)
Value, at the end of the year	(279)	(113)
Intangible assets other than goodwill
Intangible assets	(279)	(113)
Accumulated depreciation and amortization | Customer relationships
Intangible assets
Value, at the beginning of the year	(4,728)
Amortization	(4,016)	(5,500)
Currency translation adjustments	(16)	12
Decreases	1,775	760
Value, at the end of the year	(6,985)	(4,728)
Intangible assets other than goodwill
Intangible assets	(6,985)	(4,728)
Accumulated depreciation and amortization | Brands
Intangible assets
Value, at the beginning of the year	(144)	(137)
Amortization	(8)	(7)
Value, at the end of the year	(152)	(144)
Intangible assets other than goodwill
Intangible assets	(152)	(144)
Accumulated depreciation and amortization | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the beginning of the year	(604)
Amortization	(1,511)	(580)
Currency translation adjustments		(24)
Value, at the end of the year	(2,115)	(604)
Intangible assets other than goodwill
Intangible assets	(2,115)	(604)
Accumulated depreciation and amortization | Other
Intangible assets
Value, at the beginning of the year	(1,466)	(1,318)
Amortization	(258)	(148)
Currency translation adjustments	(1)
Decreases	48
Value, at the end of the year	(1,677)	(1,466)
Intangible assets other than goodwill
Intangible assets	(1,677)	(1,466)
Net carrying value before impairment
Intangible assets
Value, at the beginning of the year	93,972
Value, at the end of the year	87,249	93,972
Intangible assets other than goodwill
Intangible assets	87,249	93,972
Net carrying value before impairment | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	32,243
Value, at the end of the year	29,915	32,243
Intangible assets other than goodwill
Intangible assets	29,915	32,243
Net carrying value before impairment | PCS license (Argentina)
Intangible assets
Value, at the beginning of the year	16,211
Value, at the end of the year	16,211	16,211
Intangible assets other than goodwill
Intangible assets	16,211	16,211
Net carrying value before impairment | Nucleo's licenses
Intangible assets
Value, at the beginning of the year	3,884
Value, at the end of the year	3,697	3,884
Intangible assets other than goodwill
Intangible assets	3,697	3,884
Net carrying value before impairment | Customer relationships
Intangible assets
Value, at the beginning of the year	18,709
Value, at the end of the year	14,682	18,709
Intangible assets other than goodwill
Intangible assets	14,682	18,709
Net carrying value before impairment | Brands
Intangible assets
Value, at the beginning of the year	20,284
Value, at the end of the year	20,276	20,284
Intangible assets other than goodwill
Intangible assets	20,276	20,284
Net carrying value before impairment | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the beginning of the year	1,480
Value, at the end of the year	1,573	1,480
Intangible assets other than goodwill
Intangible assets	1,573	1,480
Net carrying value before impairment | Other
Intangible assets
Value, at the beginning of the year	1,161
Value, at the end of the year	895	1,161
Intangible assets other than goodwill
Intangible assets	$ 895	$ 1,161